Property and equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 717,234	R$ 548,607
Additions	775,483	265,259
Disposals	(126,901)	(64,876)
Transfers	0	(37,176)
Effects of hyperinflation (IAS 29)	73
Business combination	203,631	5,420
Ending Balance	1,569,520	717,234	R$ 548,607
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,101,334	770,886
Additions	1,086,113	450,594	381,893
Disposals	(173,452)	(92,849)
Transfers	0	(37,176)
Effects of hyperinflation (IAS 29)	73
Business combination	203,631	9,879
Ending Balance	2,217,699	1,101,334	770,886
Cost | Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	736,775	512,933
Additions	851,106	327,149
Disposals	(107,555)	(66,131)
Transfers	0	(37,176)
Effects of hyperinflation (IAS 29)	0
Business combination	17,945	0
Ending Balance	1,498,271	736,775	512,933
Cost | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	128,244	91,656
Additions	78,139	35,642
Disposals	(4,229)	(3,487)
Transfers	(2,747)	0
Effects of hyperinflation (IAS 29)	0
Business combination	47,136	4,433
Ending Balance	246,543	128,244	91,656
Cost | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,524	22,742
Additions	14,011	5,680
Disposals	(4,282)	(18)
Transfers	2,818	10,635
Effects of hyperinflation (IAS 29)	(8)
Business combination	37,123	1,485
Ending Balance	90,186	40,524	22,742
Cost | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,242	16,671
Additions	1,496	983
Disposals	(126)	(47)
Transfers	2,683	0
Effects of hyperinflation (IAS 29)	30
Business combination	3,451	635
Ending Balance	25,776	18,242	16,671
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,629	10,488
Additions	2,858	2,687
Disposals	(819)	(110)
Transfers	64	562
Effects of hyperinflation (IAS 29)	8
Business combination	8,014	1,002
Ending Balance	24,754	14,629	10,488
Cost | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,261	90
Additions	30,594	16,033
Disposals	(13,058)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	43
Business combination	9,746	138
Ending Balance	43,586	16,261	90
Cost | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81	1,020
Additions	20,197	10,280
Disposals	(5,255)	(22)
Transfers	(2,818)	(11,197)
Effects of hyperinflation (IAS 29)	0
Business combination	1,873	0
Ending Balance	14,078	81	1,020
Cost | Right-of-use assets - equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	536
Disposals	(854)
Transfers	0
Effects of hyperinflation (IAS 29)	0
Business combination	4,947
Ending Balance	4,629	0
Cost | Right-of-use assets - Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,007	10,395
Additions	13,670	15,098
Disposals	(2,130)	(5,486)
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	0
Ending Balance	31,547	20,007	10,395
Cost | Right-of-use assets - Offices
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	126,571	104,891
Additions	73,506	37,042
Disposals	(35,144)	(17,548)
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	73,396	2,186
Ending Balance	238,329	126,571	104,891
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(384,100)	(222,279)
Additions	(310,630)	(185,335)
Disposals	46,551	27,973
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(4,459)
Ending Balance	(648,179)	(384,100)	(222,279)
Depreciation | Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(248,704)	(141,297)
Additions	(204,355)	(119,310)
Disposals	14,713	11,903
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	0
Ending Balance	(438,346)	(248,704)	(141,297)
Depreciation | IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(57,801)	(35,700)
Additions	(40,092)	(21,362)
Disposals	2,340	1,644
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(2,383)
Ending Balance	(95,553)	(57,801)	(35,700)
Depreciation | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,180)	(11,769)
Additions	(9,306)	(4,869)
Disposals	1,420	6
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(548)
Ending Balance	(25,066)	(17,180)	(11,769)
Depreciation | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,140)	(9,114)
Additions	(3,756)	(4,630)
Disposals	35	14
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(410)
Ending Balance	(17,861)	(14,140)	(9,114)
Depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,882)	(2,161)
Additions	(1,821)	(1,408)
Disposals	187	25
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(338)
Ending Balance	(5,516)	(3,882)	(2,161)
Depreciation | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,544)	(57)
Additions	(5,227)	(1,363)
Disposals	4,273	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(124)
Ending Balance	(2,498)	(1,544)	(57)
Depreciation | Right-of-use assets - equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	(505)
Disposals	0
Transfers	0
Effects of hyperinflation (IAS 29)	0
Business combination	0
Ending Balance	(505)	0
Depreciation | Right-of-use assets - Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,906)	(3,882)
Additions	(8,545)	(8,256)
Disposals	1,264	5,232
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	0
Ending Balance	(14,187)	(6,906)	(3,882)
Depreciation | Right-of-use assets - Offices
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(33,943)	(18,299)
Additions	(37,023)	(24,137)
Disposals	22,319	9,149
Transfers	0	0
Effects of hyperinflation (IAS 29)	0
Business combination	0	(656)
Ending Balance	R$ (48,647)	R$ (33,943)	R$ (18,299)